CASH, CASH EQUIVALENTS AND BANK DEPOSITS (Narrative) (Details) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Cash Cash Equivalent And Bank Deposits [Line Items]
Cash and cash equivalents	$ 55,049	¥ 356,599	$ 38,929	¥ 252,174	¥ 361,146	¥ 371,256
Interest rate of short-time deposits per annum	3.30%	3.30%
Maturity term of time deposits	12 months
US Dollar denominated bank deposits [Member]
Cash Cash Equivalent And Bank Deposits [Line Items]
Cash and cash equivalents	$ 1,325	¥ 8,581	$ 2,536	¥ 15,733